Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Bank Borrowings
Schedule of bank borrowings

	June 30,	December 31,
	2026	2025

	(in US$’000)
Current	22,406	24,971
Non-current	72,102	68,189
	94,508	93,160

Schedule of maturities of bank borrowings

	June 30,	December 31,
	2026	2025

	(in US$’000)
Not later than 1 year	22,406	24,971
Between 1 to 3 years	21,208	14,153
Between 3 to 4 years	15,850	14,572
Between 4 to 5 years	17,790	15,405
Later than 5 years	17,254	24,059
	94,508	93,160